Condensed Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Income Statement [Abstract]
General and administrative expenses	$ 5,000	$ 2,093,506		$ 2,346,085
Loss from operations	(5,000)	(2,093,506)	$ (105,755)	(2,346,085)
Other income:
Interest earned on investments held in Trust Account		1,481	14,917	25,436
Total other income		1,481		25,436
Net loss	$ (5,000)	$ (2,092,025)	$ (90,838)	$ (2,320,649)
Basic and diluted weighted average shares outstanding, Class A Ordinary shares (in Shares)		11,930,000	6,232,090	11,930,000
Basic and diluted net loss per share, Class A Ordinary shares (in Dollars per share)		$ (0.14)	$ (0.01)	$ (0.16)
Basic and diluted weighted average shares outstanding, Class B ordinary shares (in Shares)	2,500,000	2,875,000	2,695,896	2,875,000
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)		$ (0.14)	$ (0.01)	$ (0.16)
Formation and operating costs			$ 105,755